Non-current financial debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of components of non-current financial debts [abstract]
Straight bonds	$ 24,112	$ 20,585
Other bonds	523
Total bonds	24,635	20,585
Liabilities to banks and other institutions	87	42
Total including current portion of non-current financial debt	24,722	20,627
Less current portion of non-current financial debt	(3,356)	(2,191)
Total non-current financial debts	$ 21,366	$ 18,436
Ratio fixed rate financial debt to total financial debt	84.00%	84.00%
Average interest rate on other bonds	5.30%
Average interest rate on borrowings	3.20%	2.90%